Accounts Receivable - Summary of trade receivables (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 187,673,616	$ 86,514,680
Receivable From Capital Market Solutions Services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	81,614,733	$ 86,514,680
Commission receivable from insurance brokerage [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	2,718,150
Receivable From Digital Solution And Services
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	81,844,175
Receivable From Fashion And Luxury Media Advertising And Marketing Services
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 21,496,558